Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Material Accounting Policies [Abstract]
Disclosure of useful lives of finitely lived intangible assets
Amortization is charged to the consolidated statement of profit or loss and other comprehensive income on a straight-line basis as follows:

Years
Software	2 to 10
Customer relationships	10 to 18
Surface rights agreement	40

Disclosure of useful lives of property plant and equipment
The estimated useful lives of property, plant and equipment for current and comparative periods are as follows:

Years
Buildings and premises	7 to 100
Medical equipment	3 to 15
Vehicles	4 to 10
Furniture, fixtures and various equipment	3 to 20
IT equipment	3 to 10